Share-based compensation - Summary of Non Treasury Incentive Award Plan and Deferred Share Unit (Detail)		12 Months Ended
		Dec. 31, 2023	Dec. 31, 2022
Non-Treasury Incentive Awards Plan [member]
Statement [Line Items]
Outstanding, beginning of year		689,228	1,093,800
Granted		0	3,400
Vested	[1]	(344,074)	(363,871)
Forfeited		(16,160)	(44,101)
Outstanding, end of year		328,994	689,228
Deferred Share Units Plan
Statement [Line Items]
Outstanding, beginning of year		1,811,245	2,018,499
Granted		82,035	42,509
Vested		0	(249,763)
Outstanding, end of year		1,893,280	1,811,245

[1]	Vested NTIPs in 2023 and 2022 were settled in cash.